SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                      Class A - Formerly Considered Class I



                       SUPPLEMENT DATED JANUARY 1, 1999
                             TO THE PROSPECTUS OF
                     FRANKLIN INVESTORS SECURITIES TRUST
       (FIST2 - FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND AND
                  FRANKLIN ADJUSTABLE RATE SECURITIES FUND)
                             DATED MARCH 1, 1998

The prospectus is amended as follows:

I. As of January 1, 1999, the Fund's shares are considered Class A shares for redemption, exchange and other purposes. Before January 1, 1999, the Fund's shares were considered Class I shares.

All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. On December 15, 1998, the Board approved a proposal to merge the Adjustable Rate Securities Fund into the Adjustable U.S. Government Fund, subject to shareholder approval. The investment objective of both the Adjustable Rate Securities Fund and the Adjustable U.S. Government Fund is to seek a high level of current income, consistent with lower volatility of principal. The Board believes this proposed merger will benefit shareholders.

It is anticipated that in early 1999 shareholders of the Adjustable Rate Securities Fund will receive a proxy and proxy statement requesting their votes on the proposed merger.

The Adjustable Rate Securities Fund was closed to new investors after the close of business on December 15, 1998. If you were a shareholder of record as of the close of business on December 15, 1998, you may continue to add to your account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend or capital gain distributions.

Although you may redeem your shares, please keep in mind that if you sell all the shares in your account, your account will be closed and you will not be allowed to buy additional shares of the Adjustable Rate Securities Fund or to reopen your account in that Fund.

III. The first two sentences in the section "How Does the Fund Invest Its Assets? - The Advantages of Investing in the Fund" are revised as follows:

The Adjustable U.S. Government Fund enables you to invest easily in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities by allowing an initial investment of as low as $1,000. Similarly, the Adjustable Rate Securities Fund enables you to invest easily in adjustable rate securities rated in the top two rating categories by nationally recognized statistical rating agencies or issued or guaranteed by the U.S. government, its agencies or instrumentalities by allowing additional investments of as low as $50.

IV. The following paragraphs are added under "What Are the Risks of Investing in the Fund?":

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the Fund or the Portfolio is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the Portfolio's or Fund's portfolio holdings will have a similar impact on the price of the Fund's shares. Please see "Year 2000 Problem" under "Who Administers the Fund?" for more information.

V. The following is added after the "Portfolio Transactions" section under "Who Administers the Fund?":

YEAR 2000 PROBLEM. The Fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the Fund's operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the Fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others.

Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the Fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the Fund and Advisers may have no control.

VI. The second step in the section "How Do I Buy Shares? - Opening Your Account" is replaced with the following:

 2. Determine how much you would like to invest. The Adjustable U.S. Government Fund's minimum investments are:

 o To open a regular, non-retirement account ........................ $1,000
 o To open an IRA, IRA Rollover, Roth IRA, or Education IRA ......... $  250*
 o To open a custodial account for a minor (an UGMA/UTMA account) ... $  100
 o To open an account with an automatic investment plan ............. $   50**
 o To add to an account ............................................. $   50***

   *For all other retirement accounts, there is no minimum investment requirement.
   **$25 for an Education IRA.
   ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs or Education IRAs, there is no minimum to add to an account.


 For purchases by broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, the minimum initial investment is $250. The minimum initial investment is $100 for officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies.

 We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

The Adjustable Rate Securities Fund is closed to new investors. If you were a shareholder of record as of the close of business on December 15, 1998, you may continue to add to your account with as little as $50 or buy additional shares through the reinvestment of dividend or capital gain distributions. We may waive the investment minimum for retirement plans.

VII. In the section "Sales Charge Waivers," found under "How Do I Buy Shares?
- Sales Charge Reductions and Waivers,"

(a) the second waiver category is replaced with the following:

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

      If you paid a Contingent Deferred Sales Charge when you sold your Class A shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares.

      Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

      This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

(b) the following new category 7 is added to the end of the first list of sales charge waiver categories:

 7. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

      If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

(c) and the following new category 12 is added to the end of the second list of sales charge waiver categories:

 12. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

VIII. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

IX. The first paragraph under "May I Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?" is replaced with the following:

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund, if the difference is more than 0.25%. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

X. In the section "Exchange Restrictions," found under "May I Exchange Shares for Shares of Another Fund?",

(a) the second item is replaced with the following:

 o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

(b) and the following new item is added:

 o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your Fund shares.

XI. In the "By Phone" section of the chart under "How Do I Sell Shares?",

(a) the first bulleted item is replaced with the following:

  o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

(b) and the third bulleted item is deleted.

XII. Distribution option 3 in the section "What Distributions Might I Receive From the Fund? - Distribution Options" is replaced with the following:

 3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

XIII. Under "Transaction Procedures and Special Requirements,"

(a) the section "Joint Accounts" is replaced with the following:

JOINT ACCOUNTS. For accounts with more than one registered owner, the Fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

(b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

(c) the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

(d) and the section "Keeping Your Account Open" is replaced with the following:

 KEEPING YOUR ACCOUNT OPEN

 Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.

XIV. Under "Services to Help You Manage Your Account,"

(a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:

 Under the plan, you can have money transferred automatically from your checking or savings account to the Fund each month to buy additional shares.

(b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

 If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

(c) the section "Electronic Fund Transfers" is replaced with the following:

 ELECTRONIC FUND TRANSFERS

 You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

(d) and the third bulleted item in the section "TeleFACTS(R)" is replaced with the following:

   o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

XV. In the "Useful Terms and Definitions" section,

(a) the definition of "Class I and Class II" is replaced with the following:

CLASS A, CLASS B AND CLASS C - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the fund's sales charge structure and Rule 12b-1 plan are similar to those of Class A shares, shares of the fund are considered Class A shares for redemption, exchange and other purposes.

(b) and the following definition is revised:

 CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

              Please keep this supplement for future reference.



                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                      Class A - Formerly Considered Class I



                       SUPPLEMENT DATED JANUARY 1, 1999
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                     FRANKLIN INVESTORS SECURITIES TRUST
       (FIST2 - FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND AND
                  FRANKLIN ADJUSTABLE RATE SECURITIES FUND)
                             DATED MARCH 1, 1998

The Statement of Additional Information is amended as follows:

 I. As of January 1, 1999, the Fund's shares are considered Class A shares for redemption, exchange and other purposes. Before January 1, 1999, the Fund's shares were considered Class I shares.

     All references in the Statement of Additional Information to Class I shares are replaced with Class A.

 II. On December 15, 1998, the Board approved a proposal to merge the Adjustable Rate Securities Fund into the Adjustable U.S. Government Fund, subject to shareholder approval. The investment objective of both the Adjustable Rate Securities Fund and the Adjustable U.S. Government Fund is to seek a high level of current income, consistent with lower volatility of principal. The Board believes this proposed merger will benefit shareholders.

     It is anticipated that in early 1999 shareholders of the Adjustable Rate Securities Fund will receive a proxy and proxy statement requesting their votes on the proposed merger.

     The Adjustable Rate Securities Fund was closed to new investors after the close of business on December 15, 1998. If you were a shareholder of record as of the close of business on December 15, 1998, you may continue to add to your account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend or capital gain distributions.

     Although you may redeem your shares, please keep in mind that if you sell all the shares in your account, your account will be closed and you will not be allowed to buy additional shares of the Adjustable Rate Securities Fund or to reopen your account in that Fund.

III. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your Adjustable U.S. Government Fund account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at Net Asset Value when paid.

 IV. The following paragraph is added under "Miscellaneous Information":

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the Fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.



              Please keep this supplement for future reference.